Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands						1 Months Ended																								12 Months Ended
		Nov. 12, 2017 USD ($) shares	May 04, 2017 USD ($) shares	May 04, 2017 ₪ / shares	Feb. 01, 2017 shares	Jun. 25, 2018 USD ($) $ / shares shares	Jun. 21, 2018 USD ($) $ / shares shares	Jun. 18, 2018 $ / shares shares	Apr. 23, 2018 $ / shares shares	Mar. 25, 2018 $ / shares shares	Feb. 14, 2018 USD ($) shares	Nov. 30, 2017 USD ($) shares	Nov. 30, 2017 ₪ / shares	Aug. 31, 2017 shares	Aug. 27, 2017 USD ($) shares	Aug. 27, 2017 ₪ / shares	Apr. 23, 2017 USD ($) $ / shares shares	Apr. 19, 2017 ₪ / shares shares	Mar. 29, 2017 USD ($) $ / shares shares	Jan. 26, 2017 ₪ / shares shares	Oct. 26, 2016 USD ($) shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2016 ₪ / shares	May 17, 2016 USD ($) shares	May 17, 2016 USD ($) ₪ / shares shares	Apr. 17, 2016 $ / shares shares	Mar. 01, 2016 USD ($) shares	Mar. 01, 2016 USD ($) ₪ / shares shares	Jan. 05, 2016 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Apr. 23, 2017 ₪ / shares shares	Mar. 29, 2017 ₪ / shares shares	Oct. 26, 2016 ₪ / shares	May 17, 2016 ₪ / shares	May 17, 2016 ¥ / shares	Mar. 01, 2016 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Private placements gross amount | $																															$ 1,733
Issuance of ordinary shares																																1,733
Ordinary shares price | $ / shares																														$ 0.33	$ 0.80
Proceeds from issuance of warrants | $																														$ 11,208	$ 10,745	$ 6,256
Shares granted to service provider, value | $		$ 53									$ 19
Shares granted to service provider, shares		50,000									25,000
Exercise of options, shares
Total unrecognized compensation cost | $																														$ 1,808
Weighted-average period																														1 year 3 months 22 days
General and administrative expenses | $																														$ 3,696	3,753	$ 2,627
Research and development expenses | $																														8,638	4,089	904
Marketing and sales | $																														$ 987	$ 1,015	$ 224
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Private placements gross amount | $						$ 12,351	$ 12,351										$ 11,645		$ 11,645		$ 1,410			$ 943			$ 4,482
Issuance of ordinary shares						21,963,411	21,963,411														3,027,197			2,028,568			9,994,267
Ordinary shares price | (per share)						$ 0.56	$ 0.56																													₪ 1.75
Warrants shares																								4,057,136	4,057,136
Issuance expenses, net | $																					$ 1,287			$ 858	$ 858		$ 4,100	$ 4,100
Proceeds from issuance of warrants | $						$ 11,208	$ 11,208
Fair value of warrants liabilities | $																					139			258	$ 258		1,581	$ 1,581
Net of issuance expenses | $																					$ 1,160			$ 623			$ 2,661
Warrants F 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding balance of warrants																														104,268
Warrants F 1 [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Private placements gross amount | $						$ 104,268	$ 104,268
Issuance of ordinary shares						104,268	104,268										6,580,945		6,580,945
Warrants shares						0.8	0.8										6,736,183		6,736,183														6,736,183	6,736,183
Warrant exercise price | $ / shares						$ 0.80	$ 0.80										$ 0.80		$ 0.80
Exercisable contractual term																	24 months		24 months
Warrants to purchase ordinary share						22,067,679	22,067,679										1		1
Outstanding balance of warrants																														22,067,679
Warrant B [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants shares																								2,028,568	2,028,568		11,537,123	11,537,123
Warrant exercise price | ₪ / shares																																				₪ 4		₪ 4
Exercisable contractual term																								36 months			36 months
Warrants to purchase ordinary share																														9,752,984
Outstanding balance of warrants																														2,028,568
Warrant A [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants shares																								2,028,568	2,028,568		21,531,390	21,531,390
Warrant exercise price | (per share)																																					¥ 3	₪ 3
Exercisable contractual term																								18 months			18 months
Warrants G [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants shares																														1,001,665
Warrants G [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares																	2,083,332		2,083,332
Ordinary shares price | ₪ / shares																																	₪ 2.40
Warrants shares																	1,051,665		1,051,665														1,051,665	1,051,665
Warrant exercise price | $ / shares																	$ 0.95		$ 0.95
Exercisable contractual term																	18 months		18 months
Warrants to purchase ordinary share																	1		1
Warrants F [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants shares																														19,033,159
Warrants F [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares																	12,363,413		12,363,413
Ordinary shares price | ₪ / shares																																	₪ 1.90	₪ 1.90
Warrants shares																	12,784,331		12,784,331														12,784,331	12,784,331
Warrant exercise price | $ / shares																	$ 0.80		$ 0.80
Exercisable contractual term																	24 months		24 months
Warrants to purchase ordinary share																	1		1
Warrants E [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants shares																					3,178,557
Warrant exercise price | ₪ / shares																																			₪ 3
Exercisable contractual term																					36 months
Outstanding balance of warrants																														33,714
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility																														72.67%
Risk-free interest																														0.30%
Dividend yields																														0.00%
Warrant [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average life of options																														3 years
Warrant [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average life of options																														1 year 6 months
Capital Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares	[1]																															35,884,116
Exercise of options, shares	[1]																													288,204	865,509	2,392,275
NIS [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares price | $ / shares						$ 2.05	$ 2.05
Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares								100,000																						2,640,000
Warrant exercise price | $ / shares								$ 1.06
Board of Directors Chairman [Member] | NIS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares								$ 3.78
Service Providers Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares									100,000
Warrant exercise price | $ / shares									$ 1.06
Service Providers Options One [Member] | NIS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares									$ 3.78
Service Providers Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares										500,000
Ordinary shares price | $ / shares										$ 0.86
General and administrative expenses | $																														$ 78
Service Providers Options [Member] | NIS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares price | $ / shares										$ 3
Chief Executive Officer Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares			2,000,000
Exercise Price Per Share | ₪ / shares				₪ 2.31
Options vesting term			The options vest over 12 quarters until fully vested on December 31, 2019.
General and administrative expenses | $			$ 459
Senior Officers Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares			700,000
Exercise Price Per Share | ₪ / shares				₪ 1.95
Options vesting term			The options vest over 12 quarters until fully vested on December 31, 2019.
General and administrative expenses | $																														527	$ 615
Research and development expenses | $			$ 177
Marketing and sales | $			$ 438
Two Service Providers Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares					380,000
Exercise of options, shares					380,000
Options vesting term					The options vest over the next 11 quarters until fully vested on September 30, 2019.
General and administrative expenses | $																														$ 88	29
Intermediator [Member] | Warrant A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares																								101,428			462,042
Exercise of options, shares																								101,428			462,042
Exercise Price Per Share | ₪ / shares																									$ 3			$ 3
Options vesting term																								These options expire 18 months after their grant date and are fully vested as of their grant date.			These options expire 18 months after their grant date and are fully vested as of their grant date.
General and administrative expenses | $																								$ 2			$ 11
Intermediator [Member] | Warrants G [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares																	10,000
Exercise of options, shares																	10,000
Exercise Price Per Share | $ / shares																	$ 0.95
Options vesting term																	These options expire 18 months after their grant date and are fully vested as of their grant date.
Intermediator [Member] | Warrants F [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares																	576,156		576,156
Exercise of options, shares																	576,156		576,156
Exercise Price Per Share | $ / shares																	$ 0.8		$ 0.8
Options vesting term																	These options expire 24 months after their grant date and are fully vested as of their grant date.		These options expire 24 months after their grant date and are fully vested as of their grant date.
Outstanding balance of warrants																														545,301
Intermediator [Member] | Warrants E [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares																						151,360
Exercise of options, shares																						151,360
Exercise Price Per Share | ₪ / shares																							₪ 3
Options vesting term																						These options expire 36 months after their grant date and are fully vested as of their grant date.
General and administrative expenses | $																						$ 1
Intermediator [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares																													2,392,275
Exercise of options, shares																													2,392,275
Chief Financial Officer Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares																										1,794,205
Exercise Price Per Share | $ / shares																										$ 0.08
Options vesting term																										The options vest over 10 quarters until fully vested on June 30, 2018.
General and administrative expenses | $																														$ 173	346	$ 346
Several Service Providers Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares												100,000		550,000				220,000
Exercise Price Per Share | ₪ / shares																		₪ 1.95
Options vesting term												The options vest over 2018 through 2020.		The options vest over 2017 through 2020.				The options vest over 2017 through 2019.
General and administrative expenses | $												$ 3																		9	71
Three Members Of Board Of Directors Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares																				300,000
Exercise Price Per Share | ₪ / shares																				₪ 1.95
Options vesting term																				The options vest over 12 quarters until fully vested on September 30, 2019.
Four Members Of Board Of Directors Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares															300,000
Options vesting term															The options vest over 12 quarters until fully vested on September 30, 2019 for two of the directors and on July 16, 2020 for the other.
General and administrative expenses | $															$ 107															102	107
Magnas Employees Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares															970,000
Exercise Price Per Share | ₪ / shares																₪ 3.57
Options vesting term															The options vest over 12 quarters until fully vested on December 31, 2019.
General and administrative expenses | $																														43	112
Chief Operating Officer Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares												700,000
Exercise Price Per Share | ₪ / shares													₪ 3.78
Options vesting term												The options vest over 12 quarters until fully vested on December 31, 2019.
General and administrative expenses | $																														95	24
Management Consulting Service [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares																											1,000,000
Exercise of options, shares																											1,000,000
Options vesting term																											These options vest in 8 quarterly tranches over a period of 2 years (consistent with the contractual term of the service) and expire 3 years from the vesting date in relation to each tranche.
General and administrative expenses | $																														$ 227	46
Employees Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options grants, shares																														2,175,000
Exercise Price Per Share | $ / shares																														$ 0.96
Options vesting term																														The options vest over 12 quarters until fully vested.
General and administrative expenses | $																														$ 279
Several Service Providers Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
General and administrative expenses | $																														$ 17	$ 14

[1]	Represents the number of shares of the legal acquirer for all periods presented.